UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07038
                                    ---------


                           THE MONEY MARKET PORTFOLIOS
                           ---------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (650) 312-2000
                                                           --------------

Date of fiscal year end: 6/30
                         ----

Date of reporting period: 12/31/07
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.


The Money Market Portfolios

FINANCIAL HIGHLIGHTS

THE MONEY MARKET PORTFOLIO

                                         -------------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                         DECEMBER 31, 2007                              YEAR ENDED JUNE 30,
                                             (UNAUDITED)           2007           2006           2005           2004           2003
                                         -------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)

Net asset value, beginning
   of period ..........................     $      1.00      $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                         -------------------------------------------------------------------------------------------
Income from investment operations:

   Net investment income ..............           0.025           0.052          0.041          0.020          0.009          0.014

   Net realized gains (losses) ........              --              -- c           --             --             --             --
                                         -------------------------------------------------------------------------------------------
Less distributions from net
   investment income ..................          (0.025)         (0.052)        (0.041)        (0.020)        (0.009)        (0.014)
                                         -------------------------------------------------------------------------------------------
Net asset value, end of period ........     $      1.00      $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                         ===========================================================================================

Total return a ........................            2.56%           5.28%          4.15%          2.06%          0.94%          1.41%

RATIOS TO AVERAGE NET ASSETS b
Expenses before waiver and payments
   by affiliates and
   expense reduction ..................            0.16%           0.15%          0.16%          0.16%          0.16%          0.15%
Expenses net of waiver and payments
   by affiliates and expense
   reduction ..........................            0.16% d         0.15% d        0.16% d        0.16% d        0.15% d        0.15%
Net investment income .................            5.04%           5.17%          4.09%          2.04%          0.93%          1.39%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .....     $ 5,943,654      $6,580,101     $4,993,739     $5,676,479     $5,505,394     $5,331,200

a Total return is not annualized for periods less than one year.

b Ratios are annualized for periods less than one year.

c Amount rounds to less than $0.001 per share.

d Benefit of expense reduction rounds to less than 0.01%.


16 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

The Money Market Portfolios

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
  THE MONEY MARKET PORTFOLIO                                                   PRINCIPAL AMOUNT a        VALUE
-------------------------------------------------------------------------------------------------------------------
  INVESTMENTS 100.0%
  BANK NOTE (COST $250,000,000) 4.2%
  Wells Fargo Bank NA, 4.40%, 1/07/08 ......................................   $    250,000,000     $  250,000,000
                                                                                                    ---------------
  CERTIFICATES OF DEPOSIT 67.7%
  Abbey National Treasury Service, Stamford Branch, 4.86%, 1/23/08 .........        225,000,000        225,000,679
  Bank of Ireland, Connecticut Branch, 4.94%, 1/16/08 ......................         50,000,000         50,000,000
  Bank of Montreal, Chicago Branch, 5.18%, 1/04/08 .........................        225,000,000        225,000,000
  Bank of Nova Scotia, Portland Branch, 4.71%, 1/08/08 .....................        225,000,000        225,000,000
  Bank of Scotland, New York Branch, 4.93%, 1/28/08 ........................         99,500,000         99,505,846
  Banque Nationale De Paris, New York Branch, 5.17%, 1/03/08 ...............        250,000,000        250,000,138
  Barclays Bank PLC, New York Branch, 4.96% - 5.35%, 1/23/08 - 2/20/08 .....        100,000,000        100,000,000
  Barclays Bank PLC, New York Branch, 5.02%, 2/22/08 .......................        150,000,000        150,000,000
  Calyon NY, New York Branch, 5.06%, 3/10/08 ...............................        275,000,000        275,000,000
  Dexia Bank, New York Branch, 5.10%, 1/14/08 ..............................        225,000,000        225,000,401
  Dexia Credit Local NY, New York Branch, 4.95%, 2/15/08 ...................         50,000,000         50,000,617
  Landesbank Hessen Thueringen Girozentrale, 5.20%, 1/10/08 ................        225,000,000        225,000,554
  Lloyds Bank PLC, New York Branch, 4.92%, 1/18/08 .........................        275,000,000        275,001,293
  Royal Bank of Canada, New York Branch, 5.06%, 1/15/08 ....................        225,000,000        225,000,864
  Royal Bank of Scotland NY, New York Branch, 4.80%, 2/04/08 ...............        225,000,000        225,000,000
  Royal Bank of Scotland NY, New York Branch, 4.96%, 2/20/08 ...............         50,000,000         50,000,686
  Societe Generale, New York Branch, 4.95%, 3/06/08 ........................        275,000,000        275,000,000
  Svenska Handelsbanken, New York Branch, 4.87%, 1/22/08 ...................        225,000,000        225,001,301
  Toronto Dominion Bank, New York Branch, 4.77%, 1/09/08 ...................        225,000,000        225,000,000
  UBS AG, Stamford Branch, 5.18%, 1/07/08 ..................................        225,000,000        225,000,185
  Westpac Banking Corp., New York Branch, 5.14%, 1/11/08 ...................        200,000,000        200,000,821
                                                                                                    ---------------
  TOTAL CERTIFICATES OF DEPOSIT (COST $4,024,513,385) ......................                         4,024,513,385
                                                                                                    ---------------
b COMMERCIAL PAPER 25.9%
  Bank of Scotland UK Branch, 1/25/08 ......................................        125,000,000        124,602,500
  Commonwealth Bank of Australia, 1/10/08 - 2/21/08 ........................         85,000,000         84,693,167
  Commonwealth Bank of Australia, 1/16/08 ..................................        101,600,000        101,396,800
  Export Development Corp., 1/22/08 ........................................        199,500,000        198,898,341
  Goldman Sachs Group Inc., 1/07/08 ........................................         50,000,000         49,956,250
  Internationale Nederlanden U.S., 1/24/08 .................................        225,000,000        224,311,437
  Merrill Lynch & Co. Inc., 1/02/08 ........................................        275,000,000        274,959,132
  PepsiCo Inc., 1/10/08 - 1/17/08 ..........................................         30,150,000         30,110,053
  Procter & Gamble Co., 1/17/08 ............................................         75,000,000         74,860,000
  Toyota Motor Credit Corp., 2/19/08 .......................................        225,000,000        223,637,188
  United Parcel Service Inc., 1/17/08 ......................................        150,000,000        149,720,000
                                                                                                    ---------------
  TOTAL COMMERCIAL PAPER (COST $1,537,144,868) .............................                         1,537,144,868
                                                                                                    ---------------
  U.S. GOVERNMENT AND AGENCY SECURITY (COST $18,533,327) 0.3%
b FHLB, 1/02/08 ............................................................         18,535,000         18,533,327
                                                                                                    ---------------
  TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $5,830,191,580) .....                         5,830,191,580
                                                                                                    ---------------


                                                          Semiannual Report | 17

The Money Market Portfolios

-------------------------------------------------------------------------------------------------------------------
  THE MONEY MARKET PORTFOLIO                                                   PRINCIPAL AMOUNT a        VALUE
-------------------------------------------------------------------------------------------------------------------
c REPURCHASE AGREEMENT (COST $80,445,000) 1.3%
  Deutsche Morgan Grenfell, 1.50%, 1/02/08 (Maturity Value $80,451,704)
     Collateralized by U.S. Treasury Note, 3.50%, 1/15/11 ..................   $     80,445,000     $   80,445,000
                                                                                                    ---------------
  TOTAL INVESTMENTS (COST $5,910,636,580) 99.4% ............................                         5,910,636,580
  OTHER ASSETS, LESS LIABILITIES 0.6% ......................................                            33,017,900
                                                                                                    ---------------
  NET ASSETS 100.0% ........................................................                        $5,943,654,480
                                                                                                    ===============

SELECTED PORTFOLIO ABBREVIATION

FHLB - Federal Home Loan Bank

a The principal amount is stated in U.S. dollars unless otherwise indicated.

b The security is traded on a discount basis with no stated coupon rate.

c See Note 1(b) regarding repurchase agreements.


18 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

The Money Market Portfolios

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007 (unaudited)
                                                                ----------------
                                                                     THE
                                                                 MONEY MARKET
                                                                   PORTFOLIO
                                                                ----------------
Assets:
   Investments in securities, at amortized cost .............   $ 5,830,191,580
   Repurchase agreements, at value and cost .................        80,445,000
                                                                ----------------
         Total investments ..................................   $ 5,910,636,580
   Cash .....................................................             5,684
   Interest receivables .....................................        33,864,419
                                                                ----------------
         Total assets .......................................     5,944,506,683
                                                                ----------------
Liabilities:
   Payables:
      Affiliates ............................................           821,917
      Distributions to shareholders .........................             3,970
   Accrued expenses and other liabilities ...................            26,316
                                                                ----------------
         Total liabilities ..................................           852,203
                                                                ----------------
            Net assets, at value ............................   $ 5,943,654,480
                                                                ----------------
Net assets consist of:
   Paid-in capital ..........................................   $ 5,943,673,949
   Accumulated net realized gain (loss) .....................           (19,469)
                                                                ----------------
            Net assets, at value ............................   $ 5,943,654,480
                                                                ================
Shares outstanding ..........................................     5,943,673,949
                                                                ================
Net asset value per share ...................................   $          1.00
                                                                ================


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 19

The Money Market Portfolios

STATEMENT OF OPERATIONS
for the six months ended December 31, 2007  (unaudited)
                                                                ----------------
                                                                     THE
                                                                 MONEY MARKET
                                                                   PORTFOLIO
                                                                ----------------
Investment income:
   Interest .................................................   $   175,221,805
                                                                ----------------
Expenses:
   Management fees (Note 3a) ................................         5,062,338
   Custodian fees (Note 4) ..................................            59,656
   Reports to shareholders ..................................             4,925
   Professional fees ........................................            35,762
   Other ....................................................            65,438
                                                                ----------------
      Total expenses ........................................         5,228,119
      Expense reductions (Note 4) ...........................              (163)
                                                                ----------------
         Net expenses .......................................         5,227,956
                                                                ----------------
            Net investment income ...........................       169,993,849
                                                                ----------------
Net increase (decrease) in net assets resulting from
   operations ...............................................   $   169,993,849
                                                                ================


20 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

The Money Market Portfolios

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              ------------------------------------
                                                                                   THE MONEY MARKET PORTFOLIO
                                                                              ------------------------------------
                                                                              SIX MONTHS ENDED
                                                                              DECEMBER 31, 2007      YEAR ENDED
                                                                                 (UNAUDITED)       JUNE 30, 2007
                                                                              ------------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ...............................................   $     169,993,849   $   318,082,571
      Net realized gain (loss) from investments ...........................                  --           (19,469)
                                                                              ------------------------------------
         Net increase (decrease) in net assets resulting from operations...         169,993,849       318,063,102
                                                                              ------------------------------------
   Distributions to shareholders from net investment income ...............        (169,993,849)     (318,082,571)
   Capital share transactions (Note 2) ....................................        (636,446,832)    1,586,381,761
                                                                              ------------------------------------
         Net increase (decrease) in net assets ............................        (636,446,832)    1,586,362,292
Net assets (there is no undistributed net investment income at beginning or end of period):
   Beginning of period ....................................................       6,580,101,312     4,993,739,020
                                                                              ====================================
   End of period ..........................................................   $   5,943,654,480   $ 6,580,101,312
                                                                              ====================================


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 21

The Money Market Portfolios

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio). The shares of the Portfolio are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolios' significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Trust's Board of Trustees.

B. REPURCHASE AGREEMENTS

The Portfolio may enter into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. All repurchase agreements held by the Portfolio at period end had been entered into on December 31, 2007. Repurchase agreements are valued at cost.

C. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Portfolio's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily and distributed monthly. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


22 | Semiannual Report

The Money Market Portfolios

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2007, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio's shares at $1.00 per share were as follows:

                                                    ----------------------------------------
                                                       SIX MONTHS ENDED       YEAR ENDED
                                                      DECEMBER 31, 2007     JUNE 30, 2007
                                                    ----------------------------------------
Shares sold .....................................   $     4,179,828,442   $   9,565,818,487
Shares issued on merger (Note 6) ................                    --          84,125,474
Shares issued in reinvestment of distributions...           169,997,366         318,075,338
Shares redeemed .................................        (4,986,272,640)     (8,381,637,538)
                                                    ----------------------------------------
Net increase (decrease) .........................   $      (636,446,832)  $   1,586,381,761
                                                    ========================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the Franklin Money Fund, the Institutional Fiduciary Trust, and the Franklin Templeton Money Fund Trust, and of the following subsidiaries:

--------------------------------------------------------------------------------
SUBSIDIARY                                   AFFILIATION
--------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)           Investment manager
Franklin Templeton Investor Services, LLC    Transfer agent
(Investor Services)


                                                          Semiannual Report | 23

The Money Market Portfolios

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.

B. TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

C. OTHER AFFILIATED TRANSACTIONS

At December 31, 2007, the shares of the Portfolio were owned by the following funds:

                                                                              -----------------------------------
                                                                                                 PERCENTAGE OF
                                                                                  SHARES       OUTSTANDING SHARES
                                                                              -----------------------------------
Institutional Fiduciary Trust - Money Market Portfolio ...................     3,271,421,541         55.04%
Franklin Money Fund ......................................................     2,305,549,217         38.79%
Franklin Templeton Money Fund Trust -
  Franklin Templeton Money Fund ..........................................       221,989,467          3.74%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund ..............       144,713,724          2.43%

4. EXPENSE OFFSET ARRANGEMENT

The Portfolio has entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the period ended December 31, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At June 30, 2007, the Portfolio deferred realized capital losses of $19,469.

At December 31, 2007, the cost of investments for book and income tax purposes was the same.

6. MERGER

On August 31, 2006, the Franklin Money Fund acquired all of the assets, subject to liabilities, of the Franklin Federal Money Fund pursuant to an agreement of merger. The merger was accomplished by a taxable exchange and accounted for as a purchase, and resulted in the Franklin Money Fund owning shares of the U.S. Government Securities Money Market Portfolio. The


24 | Semiannual Report

The Money Market Portfolios

6. MERGER (CONTINUED)

Franklin Money Fund then used the share of the U.S. Government Securities Money Market Portfolio to purchase in-kind additional shares of the Portfolio. The U.S. Government Securities Money Market Portfolio then liquidated and transferred its portfolio securities to the Portfolio.

The selected financial information and shares outstanding immediately before and after the acquisition were as follows:

--------------------------------------------------------------------------------
FUND NAME                                        SHARES AT $1.00 PER SHARE
--------------------------------------------------------------------------------
The U.S. Government Money Market Portfolio ...             84,125,474
The Money Market Portfolio ...................          5,604,232,120
The Money Market Portfolio - post merger .....          5,688,357,594

7. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


                                                          Semiannual Report | 25

The Money Market Portfolios

8. NEW ACCOUNTING PRONOUNCEMENTS

The Portfolio adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), on December 31, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Trust reviewed the tax positions for each of the three open tax years as of June 30, 2007 and have determined that the adoption of FIN 48 did not have a material impact on the Portfolio's financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


26 | Semiannual Report

Franklin Money Fund

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 27

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND
PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END
MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES. (A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura
F. Fergerson, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MONEY MARKET PORTFOLIOS

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  February 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  February 27, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  February 27, 2008